Additional Information of Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2021
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Changes in Operating Assets and Liabilities
(a)	Changes in operating assets and liabilities for the years ended December 31, 2019, 2020 and 2021 were as follows:

(in millions of Won)	2019		2020	2021
Trade accounts and notes receivable	￦	286,121	818,857	(1,492,664)
Other receivables		(163,234)	210,630	(441,412)
Inventories		1,136,819	1,443,931	(6,346,717)
Other current assets		42,337	51,750	(210,614)
Other non-current assets		(30,010)	(92,068)	(246,066)
Trade accounts and notes payable		(732,741)	594,414	1,401,942
Other payables		2,762	(78,997)	170,209
Other current liabilities		(173,762)	101,027	241,998
Provisions		(75,514)	(81,988)	(154,471)
Payments of severance benefits		(152,275)	(225,293)	(253,207)
Plan assets		(217,953)	(94,121)	(186,548)
Other non-current liabilities		(36,595)	207,766	473,240

	￦	(114,045)	2,855,908	(7,044,310)

Changes in Liabilities Arising from Financial Activities

(b)	Changes in liabilities arising from financial activities for the years ended December 31, 2020 and 2021 were as follows:

1)	December 31, 2020

(in millions of Won)	Liabilities					Derivatives that hedge borrowings
	Short-term borrowings		Long-term borrowings	Dividend payable	Lease liabilities
Beginning	￦	5,486,333	14,955,280	3,105	675,470	15,524
Changes from financing cash flows		35,525	766,330	(675,684)	(217,312)	4,096
Changes arising from obtaining or losing control of subsidiaries or other business		—	—	—	—	—
The effect of changes in foreign exchange rates		(327,463)	(432,082)	—	(29,728)	—
Changes in fair values		—	—	—	—	159,368

Other changes:
Decrease in retained earnings		—	—	607,411	—	—
Decrease in non-controlling interest		—	—	67,871	—	—
Interest expense		—	13,684	—	10	—
Increase in lease assets		—	—	—	311,235	—

Ending	￦	5,194,395	15,303,212	2,703	739,675	178,988

2)	December 31, 2021

(in millions of Won)	Liabilities					Derivatives that hedge borrowings
	Short-term borrowings		Long-term borrowings	Dividend payable	Lease liabilities
Beginning	￦	5,194,395	15,303,212	2,703	739,675	178,988
Changes from financing cash flows		(329,897)	639,414	(1,327,414)	(281,288)	(11,338)
Changes arising from obtaining or losing control of subsidiaries or other business		—	41,359	—	—	—
The effect of changes in foreign exchange rates		245,926	689,078	—	57,814	—
Changes in fair values		—	(54,057)	—	—	(59,668)

Other changes:
Decrease in retained earnings		—	—	1,259,272	—	—
Decrease in non-controlling interest		—	—	69,485	—	—
Interest expense		—	11,786	—	22	—
Increase in lease assets		—	—	—	261,791	—

Ending	￦	5,110,424	16,630,792	4,046	778,014	107,982